Offsets	Mar. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FG Nexus Inc.
Form or Filing Type	S-3
File Number	333-290020
Initial Filing Date	Sep. 04, 2025
Fee Offset Claimed	$ 7,148.06
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share, issued or issuable upon exercise of Pre-Funded Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 509,300,000.00
Termination / Withdrawal Statement	(2) A filing fee of $77,973.83 was previously paid in connection with the Registration Statement on Form S-3 (No. 333-290020) (the "Withdrawn Registration Statement") filed by the registrant on September 4, 2025. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on October 9, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee was used to offset the filing fee payable in connection with the Registration Statement on Form S-3 ASR (No 333-290872) (the Form S-3ASR Registration Statement).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FG Nexus Inc.
Form or Filing Type	S-3
File Number	333-290020
Filing Date	Sep. 04, 2025
Fee Paid with Fee Offset Source	$ 77,973.83
Offset Note	(3) Effective upon the filing of its Form 10-K for the year ended December 31, 2025, the registrant was no longer eligible to use the Form S-3ASR Registration Statement as it no longer qualified as a "well known seasoned issuer". This filing is being made to replace the Form S-3 ASR Registration Statement. In accordance with Rule 457(p) of the Securities Act, the previously paid filing fee will offset the filing fee payable in connection with this filing.